Cost of services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of services
Salaries and social security contributions	$ (251,805)	$ (185,920)	$ (205,891)
Construction services cost	(216,834)	(138,271)	(147,855)
Concession fees	(210,601)	(156,245)	(158,508)
Amortization and depreciation	(175,118)	(123,679)	(145,794)
Maintenance expense	(170,722)	(105,619)	(107,474)
Cost of fuel	(98,689)	(113,067)	(107,170)
Services and fees	(69,894)	(56,642)	(56,834)
Office expenses	(16,034)	(9,744)	(10,753)
Taxes	(5,409)	(2,355)	(3,502)
Provision for maintenance costs	(4,582)	(4,364)	(3,450)
Others	(17,645)	(18,771)	(15,747)
Total	$ (1,237,333)	$ (914,677)	$ (962,978)